Contingent Liabilities and Financial Commitments - Tax Disputes - Additional Information (Details) ₩ in Millions, £ in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) Case	Dec. 31, 2015	Dec. 31, 2019 BRL (R$)	Aug. 23, 2019 KRW (₩)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 KRW (₩)
Disclosure Of Commitments And Contingencies [Line Items]
Reassessment, statute of limitation period		5 years
Property
Disclosure Of Commitments And Contingencies [Line Items]
Future minimum lease payments	£ 10
Property, Plant and Equipment
Disclosure Of Commitments And Contingencies [Line Items]
Future minimum lease payments	11
BRAZIL | Tax Reassessment | Souza Cruz
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount	316		R$ 1,683
Netherlands | Tax Reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount	921
Bangladesh
Disclosure Of Commitments And Contingencies [Line Items]
Value added tax and supplementary duty amount	170
EGYPT | Tax Reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount	£ 113
Number of ongoing civil cases | Case	2
South Korea | Tax Reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount				₩ 6,700	£ 53	₩ 80,700
South Korea | Tax Reassessment | VAT
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount | ₩				₩ 4